CAPITAL AND RESERVES - Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2019 Y
Weighted average assumptions
Risk-free interest rate	1.43%
Expected volatility	55.21%
Expected life (in years)	5
Expected dividend yield	0.00%